NOTE 20 EQUITY (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 20 EQUITY
Risk-free interest rate	0.20%-1.57%	1.34%	2.19%-2.37%
Expected life	1 - 5 years	3 - 5 years	5 years
Expected volatility	100.00%	100.00%	100.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%